Cover	Nov. 09, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2025
Entity Registrant Name	Life360, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42120
Entity Tax Identification Number	26-0197666
Entity Address, Address Line One	1900 South Norfolk Street
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94403
City Area Code	415
Local Phone Number	484-5244
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Central Index Key	0001581760
Amendment Flag	false
Entity Emerging Growth Company	false